Fees Summary	Mar. 02, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	7,317.70
Total Transaction Valuation	52,988,449
Total Offset Amount	0
Net Fee	$ 7,317.70